INVESTMENTS IN AFFILIATES	6 Months Ended
Jun. 30, 2017
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
13.	INVESTMENTS IN AFFILIATES

Investments accounted for under the equity method.

On December 20, 2012, Jinko Power Co., Ltd, a fully owned subsidiary of Jiangxi Jinko Engineering, signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. (“Jinchuan Group”), a Chinese state-owned enterprise, to jointly invest in and establish a company named Gansu Jintai Electronic Power Co., Ltd. (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic (“PV”) solar power plant in Jinchang, Gansu Province, China. Jinko Power Co., Ltd holds 28% equity interest in Gansu Jintai and accounts for its investment in Gansu Jintai using the equity method as Jinko Power Co., Ltd has the ability to exercise significant influence over the operating and financial policies of the investee. Jinko Power Co., Ltd’s share of Gansu Jintai’s results of operations is included in equity (loss)/gain in affiliated companies in the income from discontinued operations, with an amount of RMB5,099,763 and nil for the six months ended June 30, 2016 and 2017, respectively.

The above investment is disposed as part of the disposition of downstream solar project segment (note 3).

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“the Joint Venture”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. JinkoSolar holds 50% equity interest in the Joint Venture and accounts for its investment using the equity method. JinkoSolar’s share of the Joint Venture’s results of operations is included in equity (loss)/gain in affiliated companies in the Group’s unaudited condensed consolidated statements of operations, with a loss of RMB193,536 for the six months ended June 30, 2017.

Investments accounted for under the cost method

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. The Group accounted for the RMB7.2 million using the cost method of accounting.